INCOME TAXES (Schedule of unrecognized tax benefits and unused taxes) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 27,797,564	$ 22,832,318
Non-capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	24,441,678	19,451,150
Property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	7,337	15,068
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	17,556	35,107
Capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	3,294,836	3,294,836
Lease liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 36,157	$ 36,157